Accounts payable and accruals	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accruals [Abstract]
Accounts payable and accruals
10.
Accounts payable and accruals

	As at
	December 31, 2023	December 31, 2022
Accounts payables	6,448	5,686
Accrued expenses	5,797	6,441
Accrued wages and other benefits	1,412	1,008
Client liabilities	8,760	6,743
Other	1,665	1,104
Total	24,082	20,982